STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

August 12, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:         The Lazard Funds, Inc.

Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 76 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to: (1) add a new series to the Fund, Lazard Emerging Markets Core Equity Portfolio (the “Emerging Markets Core Portfolio”) and (2) change the policy with respect to the investment of 80% of the assets of an existing series, Lazard International Realty Equity Portfolio, to be renamed Lazard Global Realty Equity Portfolio (the “Global Realty Portfolio” and, together with the Emerging Markets Core Portfolio, each a “Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 497 under the 1933 Act on June 25, 2013.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file the consent of the Fund’s independent registered public accounting firm and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment. The Fund’s Tandy certification is filed herewith.

Lazard Emerging Markets Core Equity Portfolio. The Portfolio’s investment objective is to seek long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies that are economically tied to emerging market countries. In managing the Portfolio, Lazard Asset Management LLC (the “Investment Manager”) utilizes a flexible, core investment approach and engages in bottom-up, fundamental security analysis and selection. The Investment Manager may consider a security’s growth or value potential in managing the Portfolio. The Portfolio may invest in securities across the capitalization spectrum, although it will typically invest in securities of companies with a market capitalization of $300 million or more. The allocation of the Portfolio’s assets among countries and regions may vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions. Emerging market countries include all countries not represented by the MSCI World Index. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies that are economically tied to emerging market countries.

Disclosure regarding the investments the Portfolio may make is substantially identical to the existing disclosure for other Fund portfolios, which has previously been reviewed by the staff of the Securities and Exchange Commission. The features of the Portfolio’s Open Shares and Institutional Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

Lazard Global Realty Income Portfolio. Under normal circumstances, the Portfolio will now invest at least 80% of its assets in equity securities (including common, convertible and preferred stocks) of Realty Companies (as defined in the prospectus), as well as certain synthetic instruments relating to Realty Companies. Formerly, the Portfolio invested, under normal circumstances, at least 80% of its assets in equity securities (including common, convertible and preferred stocks) of non-US Realty Companies, as well as certain synthetic instruments related to non-US Realty Companies. In addition, under normal market conditions the Portfolio will invest significantly (at least 40%–unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in Realty Companies organized or located outside the US or doing a substantial amount of business outside the US. The Investment Manager will allocate the Portfolio’s assets among various regions and countries, including the United States (but in no less than three different countries).

Please telephone the undersigned at 212.806.5698, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Kirk Anderson

Kirk Anderson

cc:        Janna Manes

August 12, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:          The Lazard Funds, Inc.

(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE LAZARD FUNDS, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary